Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of reconciliation of statutory federal income tax rate to effective tax rate
The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
	2022	2021
Statutory rate	21.0%	21.0%
State tax	1.4%	2.2%
Valuation allowance	(9.1)%	(21.9)%
Other	(0.1)%	—%
Stock based compensation	(12.3)%	(0.6)%
Change in fair value of derivative liability	(2.7)%	—%
Transaction costs - Success based	1.8%	—%
PPP Loan Forgiveness	—%	10.0%
Total	—%	10.6%

Summary of significant components of deferred tax assets and liabilities
The significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss	$54,628	$52,373
Stock-based compensation	205	25
Charitable contributions	416	214
Accrued expenses	591	453
Capitalized research and development	1,249	—
Lease liability	218	—
Other	868	489
Total deferred tax assets	$58,175	$53,554
Deferred tax liabilities:
Fixed assets	$—	$(20)
Right-of-use asset	(191)
Intangibles assets	(713)	(731)
Total deferred tax liabilities	$(904)	$(751)
Valuation allowance	57,271	52,803
Net deferred tax taxes	$—	$—